Qualitative and Quantitative Information of Financial Risks - Schedule of Exchange Rate Sensitivity (Details) - Forward Currency Contracts € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Exchange Rate Sensitivity Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on EBITDA, increases due to exchange rate	€ (1,752)	€ (1,190)
Effect on EBITDA, decreases due to exchange rate	€ 1,788	€ 1,214
Exchange Rate Sensitivity Euro One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on EBITDA, increases due to exchange rate	€ 140	€ 156
Effect on EBITDA, decreases due to exchange rate	€ 143	€ (159)
Exchange Rate Sensitivity US Dollar
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on EBITDA, increases due to exchange rate	€ (5,154)	€ (3,500)
Effect on EBITDA, decreases due to exchange rate	€ 5,473	€ 3,716
Exchange Rate Sensitivity
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on EBITDA, increases due to exchange rate	€ (8,427)	€ (5,722)
Effect on EBITDA, decreases due to exchange rate	€ 9,314	€ 6,324
Exchange Rate Sensitivity Euro Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01
Decrease in exchange rate percentage points	(0.01)
Effect on EBITDA, increases due to exchange rate	€ (116)
Effect on EBITDA, decreases due to exchange rate	€ 118
Exchange Rate Sensitivity Mexican Pesos
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on EBITDA, increases due to exchange rate	€ 411	€ 459
Effect on EBITDA, decreases due to exchange rate	€ 437	€ (487)
Exchange Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on EBITDA, increases due to exchange rate	€ 673	€ 750
Effect on EBITDA, decreases due to exchange rate	€ 744	€ (829)
Exchange Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05
Decrease in exchange rate percentage points	(0.05)
Effect on EBITDA, increases due to exchange rate	€ (556)
Effect on EBITDA, decreases due to exchange rate	€ 615
Exchange Rate Sensitivity China Renminbi
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03
Decrease in exchange rate percentage points	(0.03)
Effect on EBITDA, increases due to exchange rate	€ (340)
Effect on EBITDA, decreases due to exchange rate	€ 361